Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

3.    Related party transactions

Based on its current share ownership as of June 30, 2026, Fresenius SE, under the Company’s Articles of Association, has the right to appoint one of the six shareholder representatives to the Company’s Supervisory Board. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. In March 2025, Fresenius SE sold 10,600,000 of the Company’s shares, and in addition issued bonds to investors that are exchangeable for shares of the Company to be delivered by Fresenius SE. In announcing these transactions, Fresenius SE stated that it intends to retain no less than 25% plus one share of the Company’s shares. Fresenius SE remains the Company’s largest shareholder, after giving effect to its sale of 10,600,000 shares, subsequent share sales, and the implementation of the Company’s share buyback programs. As of June 30, 2026, Fresenius SE owns 28.5% of the Company’s issued shares and continues to have significant influence over the Company.

The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, products and leases are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements with certain equity-method investees as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively, Fresenius SE Companies) to receive services, including, but not limited to: administrative and facility management services, employee benefit administration services (which ended during 2025), and information technology services. These related party agreements have generally been entered into for periods, or in some cases transitional periods, from several months up to four years (in some cases subject to change requests or with extension options).

The Company provides administrative services to one of its equity method investees. The Company also sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. The Company has also entered into a limited number of shared procurement contracts with Fresenius SE Companies for the purchase of products from third parties.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties

in € K

	For the six months		For the six months
	ended June 30, 2026		ended June 30, 2025		June 30, 2026		December 31, 2025
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	4	4,217	24	5,163	183	244	173	1,488
Fresenius SE affiliates	36	19,186	136	26,117	376	282	396	649
Equity method investees	327	—	3,223	8	2,464	—	4,734	—
Total	367	23,403	3,383	31,288	3,023	526	5,303	2,137

Products
Fresenius SE affiliates	40,324	21,997	33,125	20,739	26,546	7,098	27,380	9,624
Equity method investees	—	232,682	—	263,772	—	59,050	—	73,228
Total	40,324	254,679	33,125	284,511	26,546	66,148	27,380	82,852
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €3,957 and €1,333 at June 30, 2026 and December 31, 2025, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany. Until December 31, 2025, the Company also leased production sites in Schweinfurt and St. Wendel, Germany which were then purchased by the Company for a total transaction cost of €181,373 (including a purchase price paid to Fresenius SE Companies in the amount of €171,642). The corporate headquarters leases have maturities up to the end of 2029.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € K

	For the six months ended June 30, 2026			For the six months ended June 30, 2025			June 30, 2026		December 31, 2025
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	3,070	73	—	3,440	127	100	13,794	14,268	17,522	18,102
Fresenius SE affiliates	—	—	—	9,310	826	—	—	—	—	—
Total	3,070	73	—	12,750	953	100	13,794	14,268	17,522	18,102
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

As of June 30, 2026 and December 31, 2025, the Company had outstanding accounts payable related to a cash pooling program with certain equity-method investees in the amount of €14,678 and €12,962, respectively. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

d)    Key management personnel

The members of the Supervisory Board and the Management Board, as key management personnel, as well as their close relatives, are considered related parties of the Company. The Company has entered into service agreements with the members of the Management Board. Certain members of the Supervisory Board are employed by the Company and receive salary and benefits under their employment arrangements.